Investment Securities - Gross Unrealized Losses and Fair Value of Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 31,263	$ 4,439
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	161	259
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	17,135	76,496
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	227	2,010
Available-for-sale Securities, Gross unrealized losses, Fair Value	48,398	80,935
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	388	2,269
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,502	3,840
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	1	26
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	6,000
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	67
Held-to-maturity Securities, Gross unrealized losses, Fair Value	1,502	9,840
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	1	93
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value		1,989
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses		224
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value		1,971
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		41
Available-for-sale Securities, Gross unrealized losses, Fair Value		3,960
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses		265
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,502	3,085
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	1	20
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value	0	0
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	0	0
Held-to-maturity Securities, Gross unrealized losses, Fair Value	1,502	3,085
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses	1	20
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	11,956	1,924
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	55	29
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	9,704	47,814
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	146	1,037
Available-for-sale Securities, Gross unrealized losses, Fair Value	21,660	49,738
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	201	1,066
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value		843
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		12
Held-to-maturity Securities, Gross unrealized losses, Fair Value		843
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses		12
GSE - Mortgage-backed Securities and CMO's [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	17,613	526
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	61	6
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	7,431	15,602
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	81	509
Available-for-sale Securities, Gross unrealized losses, Fair Value	25,044	16,128
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	142	515
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	1,694
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	45
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value		11,109
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		423
Available-for-sale Securities, Gross unrealized losses, Fair Value	1,694	11,109
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	$ 45	423
Held-to-maturity Securities, Gross unrealized losses, Less than Twelve Months, Fair Value		755
Held-to-maturity-Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses		6
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Fair Value		5,157
Held-to-maturity Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses		55
Held-to-maturity Securities, Gross unrealized losses, Fair Value		5,912
Held-to-maturity Securities, Gross unrealized losses, Unrealized Losses		$ 61